Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Statement [Line Items]
capitalized costs	€ 309		€ 3,248
Asset held for sale	800
Right of use assets write off	600
Capitalized assets write off	900
Belgium [member]
Statement [Line Items]
Asset held for sale		€ 6,000
Leasehold improvements [member]
Statement [Line Items]
capitalized costs	€ 0	€ 100	€ 680